Investment in equity investees (Details Textual) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cost Method Investments	¥ 1,260.0	¥ 1,100.0
Addition of cost method investment	268.5
Equity Method Investments	¥ 186.7	¥ 183.6